Label	Element	Value
IQ Chaikin U.S. Large Cap ETF
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INDEXIQ ETF TRUST
(the “Trust”)

IQ Chaikin U.S. Large Cap ETF

(the “Fund”)

Supplement dated March 31, 2020 (“Supplement”)
to the Prospectus dated August 29, 2019 (the “Prospectus”)

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

The following changes are effective April 1, 2020.

Risk/Return [Heading]	rr_RiskReturnHeading	IQ Chaikin U.S. Large Cap ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
1.

IQ Chaikin U.S. Large Cap ETF

a.

The following changes apply to the Fund’s “Principal Investment Strategies” section beginning on page 37 of the Prospectus.

i.

The final sentence of the first paragraph is deleted and replaced with the following:

As of April 1, 2020, the market capitalization range of the Underlying Index is approximately $7.6 billion to $1,202 billion. As of April 1, 2020, the primary sectors within the Underlying Index are consumer goods, health care, industrials, information technology and financials. The composition of the Underlying Index may change over time.

ii.

The fourth paragraph is deleted and replaced with the following:

To be selected for inclusion in the Underlying Index, a security must rank in the least volatile two-thirds of the Parent Index based on volatility over the prior year period.

iii.

The fifth paragraph is deleted and replaced with the following:

The security types eligible for inclusion in the Underlying Index include common stocks and real estate investment trusts (“REITs”). The Underlying Index rebalances and reconstitutes annually and typically consists of up to 100 securities based on the Chaikin Power Gauge ranking. The Underlying Index selection criteria use sector constraints to maintain exposure to the different sectors within a range of 80% to 120% of the weight of the sector in the Parent Index.

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b.

The following disclosures are added to the “Industry/Sector Concentration Risk” risk in the “Principal Risks” section beginning on page 39 of the Prospectus.

Consumer Goods Sector Risk

Companies in the consumer goods sector may be adversely affected by, among other things, changes in domestic and international economies, exchange and interest rates, worldwide demand, competition, consumers’ disposable income levels, propensity to spend and consumer preferences, social trends and marketing campaigns. Companies in the consumer goods sector have historically been characterized as relatively cyclical and therefore more volatile in times of change.

Industrials Sector Risk

Companies in the industrials sector may be affected by, among other things, worldwide economic growth, supply and demand for specific products and services, product obsolescence, environmental damages or product liability claims, rapid technological developments and government regulation. Government spending policies may impact the profitability of the industrials sector since industrials companies, especially aerospace and defense companies, often rely on government demand for their products and services.

c.

In the “Industry/Sector Concentration Risk” of the “Description of the Principal Risks of the Funds” section beginning on page 99 of the Prospectus, “Consumer Goods Sector Risk” and “Industrials Sector Risk” are applicable to IQ Chaikin U.S. Large Cap ETF.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Investors Should Retain this Supplement for Future Reference